Condensed Consolidating Financial Statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed, Consolidating Statement of Comprehensive Income
Net earnings	$ 1,436.8	$ 1,532.8	$ 1,923.4
Other comprehensive income (loss)	(117.2)	6.3	50.4
Comprehensive income	1,319.6	1,539.1	1,973.8
Less: Comprehensive income attributable to noncontrolling interest	46.5	67.5	75.4
Comprehensive income attributable to common stockholders	1,273.1	1,471.6	1,898.4
Reportable legal entities | Parent
Condensed, Consolidating Statement of Comprehensive Income
Net earnings	1,390.3	1,464.6	1,848.7
Other comprehensive income (loss)	(117.2)	7.0	49.6
Comprehensive income	1,273.1	1,471.6	1,898.3
Comprehensive income attributable to common stockholders	1,273.1	1,471.6	1,898.3
Reportable legal entities | CF Industries
Condensed, Consolidating Statement of Comprehensive Income
Net earnings	1,392.0	1,466.4	1,851.2
Other comprehensive income (loss)	(117.2)	7.0	49.6
Comprehensive income	1,274.8	1,473.4	1,900.8
Comprehensive income attributable to common stockholders	1,274.8	1,473.4	1,900.8
Reportable legal entities | Other Subsidiaries
Condensed, Consolidating Statement of Comprehensive Income
Net earnings	1,015.7	1,495.3	874.8
Other comprehensive income (loss)	(117.2)	(40.1)	23.6
Comprehensive income	898.5	1,455.2	898.4
Less: Comprehensive income attributable to noncontrolling interest	46.5	72.3	82.0
Comprehensive income attributable to common stockholders	852.0	1,382.9	816.4
Eliminations
Condensed, Consolidating Statement of Comprehensive Income
Net earnings	(2,361.2)	(2,893.5)	(2,651.3)
Other comprehensive income (loss)	234.4	32.4	(72.4)
Comprehensive income	(2,126.8)	(2,861.1)	(2,723.7)
Less: Comprehensive income attributable to noncontrolling interest	0.0	(4.8)	(6.6)
Comprehensive income attributable to common stockholders	$ (2,126.8)	$ (2,856.3)	$ (2,717.1)